NON-PARTICIPANT DIRECTED INVESTMENT - Schedule Of Changes In Net Assets (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Nonparticipant-Directed Investment [Line Items]
Contributions	$ 382,737	$ 380,728
Net (depreciation)/appreciation in fair value of investments	787,851	6,790,223
Benefits paid to participants	(2,739,098)	(4,287,023)
Management fees	(33,250)	(33,740)
NET (DECREASE)/INCREASE IN NET ASSETS	(337,853)	4,071,729
Beginning of year	54,176,881	50,105,152
End of year	53,839,028	54,176,881
The Procter & Gamble Company common stock
EBP, Nonparticipant-Directed Investment [Line Items]
Net (depreciation)/appreciation in fair value of investments	(2,886,516)	2,819,639
Dividends	503,238	515,430
The Procter & Gamble Company common stock | EBP, Nonparticipant-Directed
EBP, Nonparticipant-Directed Investment [Line Items]
Contributions	74,544	78,439
Net (depreciation)/appreciation in fair value of investments	(2,886,516)	2,819,639
Dividends	503,238	515,430
Benefits paid to participants	(633,723)	(2,175,350)
Net transfers to participant-directed investments	(1,391,610)	(482,008)
Management fees	(9,518)	(12,835)
NET (DECREASE)/INCREASE IN NET ASSETS	(4,343,585)	743,315
Beginning of year	20,893,884	20,150,569
End of year	$ 16,550,299	$ 20,893,884